Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities [Abstract]
Accrued expenses	$ 237	$ 50